JPMorgan Investor Growth & Income Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 88.2%
Fixed Income — 32.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	61,333	636,640
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	36,122	264,050
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,647	15,642
JPMorgan High Yield Fund Class R6 Shares (a)	15,757	97,850
JPMorgan Income Fund Class R6 Shares (a)	19,671	162,873
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	4,952	48,085
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	5,308	47,881
Total Fixed Income		1,273,021
International Equity — 10.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	3,152	93,085
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	4,477	68,987
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	2,834	82,686
JPMorgan International Equity Fund Class R6 Shares (a)	5,226	93,438
JPMorgan International Focus Fund Class R6 Shares (a)	2,493	57,865
Total International Equity		396,061
U.S. Equity — 45.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,736	125,859
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	7,582	388,492
JPMorgan Large Cap Value Fund Class R6 Shares (a)	12,529	227,533
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,271	53,467
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	368	19,030
JPMorgan Small Cap Value Fund Class R6 Shares (a)	2,328	56,001
JPMorgan U.S. Equity Fund Class R6 Shares (a)	22,585	416,008
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	2,272	123,128
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	7,837	246,399
JPMorgan Value Advantage Fund Class R6 Shares (a)	3,900	133,248
Total U.S. Equity		1,789,165
Total Investment Companies (Cost $2,912,257)		3,458,247
Exchange-Traded Funds — 10.7%
Alternative Assets — 0.7%
JPMorgan Realty Income ETF (a)	631	26,667
International Equity — 6.1%
JPMorgan International Research Enhanced Equity ETF (a)	4,301	236,830
U.S. Equity — 3.9%
JPMorgan Market Expansion Enhanced Equity ETF (a)	3,213	154,102
Total Exchange-Traded Funds (Cost $374,362)		417,599

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b) (Cost $44,516)	44,516	44,516
Total Investments — 100.0% (Cost $3,331,135)		3,920,362
Liabilities in Excess of Other Assets — (0.0)% ^		(1,742)
NET ASSETS — 100.0%		3,918,620

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,920,362	$—	$—	$3,920,362

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$596,008	$66,702	$14,018	$(2,902)	$(9,150)	$636,640	61,333	$14,657	$36

JPMorgan Investor Growth & Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$234,389	$44,605	$10,230	$(2,143)	$(2,571)	$264,050	36,122	$6,978	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	14,637	743	—	—	262	15,642	2,647	742	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	89,768	593	—	—	2,724	93,085	3,152	594	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	68,622	1,591	—	—	(1,226)	68,987	4,477	1,591	—
JPMorgan Equity Income Fund Class R6 Shares (a)	136,640	4,572	18,579	1,739	1,487	125,859	5,736	2,335	2,237
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	70,828	951	2,792	(164)	13,863	82,686	2,834	951	—
JPMorgan High Yield Fund Class R6 Shares (a)	92,227	4,727	—	—	896	97,850	15,757	4,726	—
JPMorgan Income Fund Class R6 Shares (a)	160,069	6,242	—	—	(3,438)	162,873	19,671	6,242	—
JPMorgan International Equity Fund Class R6 Shares (a)	89,522	2,471	9,194	(2,193)	12,832	93,438	5,226	2,470	—
JPMorgan International Focus Fund Class R6 Shares (a)	50,490	2,000	—	—	5,375	57,865	2,493	2,000	—
JPMorgan International Research Enhanced Equity ETF (a)	226,124	—	19,833	(2,826)	33,365	236,830	4,301	5,855	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	319,065	42,358	—	—	27,069	388,492	7,582	2,037	9,372
JPMorgan Large Cap Value Fund Class R6 Shares (a)	238,224	19,710	38,921	3,978	4,542	227,533	12,529	3,001	9,132
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	47,161	1,064	—	—	(140)	48,085	4,952	1,064	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	150,668	—	3,768	(593)	7,795	154,102	3,213	2,124	7,680
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	47,594	375	—	—	5,498	53,467	1,271	—	375
JPMorgan Realty Income ETF (a)	37,937	—	7,988	(2)	(3,280)	26,667	631	550	2,335
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	46,973	1,055	—	—	(147)	47,881	5,308	1,056	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	17,573	2,100	—	—	(643)	19,030	368	78	2,022
JPMorgan Small Cap Value Fund Class R6 Shares (a)	69,256	5,308	17,784	110	(889)	56,001	2,328	656	4,653
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	10,609	24	10,654	(160)	181	—	—	24	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	388,697	18,629	9,004	(1,350)	19,036	416,008	22,585	3,964	14,665
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	108,780	4,892	—	—	9,456	123,128	2,272	675	4,218
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	55,602	192,830	203,916	—	—	44,516	44,516	1,710	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	228,570	5,984	5,865	(843)	18,553	246,399	7,837	2,486	3,498
JPMorgan Value Advantage Fund Class R6 Shares (a)	146,980	17,490	24,994	(305)	(5,923)	133,248	3,900	2,532	10,411
Total	$3,743,013	$447,016	$397,540	$(7,654)	$135,527	$3,920,362		$71,098	$70,634

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
*	Non-income producing security.